GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule for Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill impairment	$ 0	$ (7,831)
Magnetech Industrial Services [Member]
Goodwill [Line Items]
Goodwill beginning balance		7,831
Goodwill impairment		7,831
Goodwill ending balance		$ 0